Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ 507,505.6	$ 7,338.1	₨ 423,150.6	₨ 351,795.6
Less: Provision for credit losses	72,279.3	1,045.1	59,397.8	37,951.4
Net interest revenue, after allowance for credit losses	435,226.3	6,293.0	363,752.8	313,844.2
Non-interest revenue	160,122.2	2,315.2	144,607.0	110,326.1
Non-interest expense	(255,389.5)	(3,692.7)	(231,253.4)	(204,204.8)
Income before income tax expense	339,959.0	4,915.5	277,106.4	219,965.5
Income tax expense	119,393.5	1,726.3	98,272.5	79,224.9
Segment assets:
Segment total assets	13,280,073.6		11,367,308.8	9,066,980.5	$ 192,019.7
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	507,505.6	7,338.1	423,150.6	351,795.6
Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	399,016.2		344,888.5	286,772.9
Less: Provision for credit losses	64,051.0		52,577.1	31,341.7
Net interest revenue, after allowance for credit losses	334,965.2		292,311.4	255,431.2
Non-interest revenue	138,783.0		122,582.6	95,914.4
Non-interest expense	(230,726.5)		(210,257.2)	(187,591.4)
Income before income tax expense	243,021.7		204,636.8	163,754.2
Segment assets:
Segment total assets	7,432,733.8		6,351,601.7	4,987,187.1
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	336,677.1		279,198.3	188,803.6
Retail Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	62,339.1		65,690.2	97,969.3
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	96,242.2		71,770.2	58,886.8
Less: Provision for credit losses	8,228.3		6,820.7	6,609.7
Net interest revenue, after allowance for credit losses	88,013.9		64,949.5	52,277.1
Non-interest revenue	23,789.6		12,674.1	11,090.1
Non-interest expense	(22,744.8)		(19,792.1)	(15,352.0)
Income before income tax expense	89,058.7		57,831.5	48,015.2
Segment assets:
Segment total assets	4,732,290.7		4,140,606.7	3,346,273.0
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	140,085.0		120,341.3	159,644.3
Wholesale Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	(43,842.8)		(48,571.1)	(100,757.5)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	12,247.2		6,491.9	6,135.9
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after allowance for credit losses	12,247.2		6,491.9	6,135.9
Non-interest revenue	(2,450.4)		9,350.3	3,321.6
Non-interest expense	(1,918.2)		(1,204.1)	(1,261.4)
Income before income tax expense	7,878.6		14,638.1	8,196.1
Segment assets:
Segment total assets	1,115,049.1		875,100.4	733,520.4
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	30,743.5		23,611.0	3,347.7
Treasury Services | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ (18,496.3)		₨ (17,119.1)	₨ 2,788.2